Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Including Assessed Tax				$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total		(9,824)	$ (15,895)	(25,271)	(42,763)
Retained Earnings (Accumulated Deficit), Ending Balance		(202,772)		(202,772)			$ (178,760)
Net Cash Provided by (Used in) Operating Activities, Total				(35,480)	(31,635)
Net Current Assets		21,872		21,872
Cash, Ending Balance		24,678		24,678
Proceeds from Issuance of Common Stock	$ 25,771			44,957	$ 14,000
Long-term Debt, Total		1,399		1,399
Long-term Debt, Fair Value		1,338		1,338
Operating Lease, Liability, Total		2,633		2,633
Operating Lease, Right-of-Use Asset		$ 2,704		$ 2,704		$ 3,188
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total						3,169
Operating Lease, Right-of-Use Asset						3,188
Prepaid Rent						$ (19)